Shareholder Report, Line Graph (Details) 191579_Vest 10 Year Interest Rate Hedge ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 02, 2023	Sep. 30, 2025
Vest 10 Year Interest Rate Hedge ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Vest 10 Year Interest Rate Hedge ETF NAV
Accumulated Value	$ 11,177	$ 12,904	$ 10,000	$ 11,871
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,613	9,513	10,000	$ 10,919
ICE US Treasury 20+ Year Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE US Treasury 20+ Year Bond Total Return Index
Accumulated Value	$ 9,624	$ 8,354	$ 10,000	$ 9,163